    As filed with the Securities and Exchange Commission on October 12, 2005

                                                             File No. 333-101923
                                                                       811-04732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                      -----
         Post-Effective Amendment No.   14                                  [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 476                                                  [X]
                      -----

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                               Christopher M. Grinnell
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule
       ------     485

          X       on November 1, 2005, pursuant to paragraph (b) of Rule 485
       ------

                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ------

                  on __________, pursuant to paragraph (a)(1) of Rule 485
       ------

                  this post-effective amendment designates a new effective date
       ------     for a previously filed post-effective amendment.

The Prospectuses and Statements of Additional Information (including all financial statements) for the variable annuities in the Registration Statement on Form N-4 (333-101923) are incorporated in Part A of this Post-Effective Amendment No. 14 by reference to Post-Effective Amendment No. 10, as filed on April 4, 2005, and declared effective on May 2, 2005.

A Supplement to the aforementioned prospectuses, dated November 1, 2005, is included in Part A of this Post-Effective Amendment No. 14.

                                    PART A

                            THE DIRECTOR (SERIES VIII AND VIIIR)
                           THE BB&T DIRECTOR (SERIES III AND IIIR)
                         AMSOUTH VARIABLE ANNUITY (SERIES III AND IIIR)
                           THE DIRECTOR SELECT (SERIES III AND IIIR)
                           THE DIRECTOR CHOICE (SERIES III AND IIIR)
                          THE HUNTINGTON DIRECTOR (SERIES II AND IIR)
                           FIFTH THIRD DIRECTOR (SERIES II AND IIR)
                           FIRST HORIZON DIRECTOR (SERIES II AND IIR)
                            WELLS FARGO DIRECTOR (SERIES II AND IIR)
                                      DIRECTOR ULTRA

                                   SEPARATE ACCOUNT TWO
                              HARTFORD LIFE INSURANCE COMPANY

                                   FILE NO. 333-101923



      SUPPLEMENT DATED NOVEMBER 1, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

              SUPPLEMENT DATED NOVEMBER 1, 2005 TO YOUR PROSPECTUS

Effective November 1, 2005, the prospectuses for the underlying Funds may no longer be bound together with the prospectus for your Contract. You may obtain a copy of the Fund's prospectus by contacting us.

Effective November 1, 2005, the following changes are made to disclosure in the Section entitled "The Contract:"

Under the sub-section entitled "What Restrictions Are There on My Ability to Make a Sub-Account Transfer?" the last paragraph is deleted and replaced with the following:

         Hartford attempts to curb frequent transfers in the following ways:

         x        20 Transfer Rule; and
         x        Abusive Transfer Policy.

Under the sub-section entitled "Abusive Transfer Policy," the following is added as the fifth bullet in the second paragraph:

     -- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.

Under the sub-section entitled "Abusive Transfer Policy," the following disclosure is added as the last paragraph:

          Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

Under the sub-section entitled "Third Party Transfer Service
Agreements," the first sentence is deleted and replaced with the following:

          In the past, Contract Owners that made an initial Premium Payment of $1 million or more, or who were acting on behalf of multiple Contract Owners with aggregate Contract values of $2 million or more, were required to sign a separate agreement with us that included additional restrictions on their ability to request Sub-Account transfers.

Effective November 1, 2005, the following changes are made to disclosure in the Section entitled "Legal Matters:"

The third sentence of the first paragraph is deleted and replaced as follows:

          The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investment Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The second and third paragraphs are deleted and replaced as follows:

          The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, The Hartford agreed in principle with the Boards of Directors of the funds to indemnify the funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined.

          To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that HLIC, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.

          The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. Additionally, The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in connection with these matters.

          Also, The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. Further, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5284

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)   Not applicable.

          (3)   (a) Principal Underwriter Agreement.(2)

          (3)   (b) Form of Dealer Agreement.(2)

          (4)   Form of Individual Flexible Premium Variable Annuity
                Contract.(3)

          (5)   Form of Application.(3)

          (6)   (a) Articles of Incorporation of Hartford.(4)

          (6)   (b) Bylaws of Hartford.(5)

          (7)   Form of Reinsurance Agreement.(6)

          (8)   Form of Participation Agreement.(7)

          (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

          (10)  Consent of Deloitte & Touche LLP.

          (11)  No financial statements are omitted.

          (12)  Not applicable.

          (99)  Copy of Power of Attorney.
--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, dated September 3, 1999.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Jerry K. Scheinfeldt                         Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-119414, filed on March 31, 2005.

Item 27. Number of Contract Owners

         As of August 31, 2005, there were 291,147 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable
              Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable
              Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable
              Account)
         Hartford Life Insurance Company - Separate Account Two (Variable
              Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable
              Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                          POSITIONS AND OFFICES
         NAME                             WITH  UNDERWRITER
         ----                             ---------------------
David A. Carlson                          Senior Vice President and Deputy
                                          Chief Financial Officer
Richard G. Costello                       Vice President and Secretary
George R. Jay                             Chief Broker-Dealer Compliance Officer
Stephen T. Joyce                          Vice President
Thomas M. Marra                           President, Chief Executive Officer and
                                          Chairman of the Board, Director
Martin A. Swanson                         Vice President
John C. Walters                           Executive Vice President, Director
Neal S. Wolin                             Executive Vice President and General Counsel
Lizabeth H. Zlatkus                       Director

         Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 12th day of October, 2005.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

By: Thomas M. Marra                             *By: /s/ Christopher M. Grinnell
    --------------------------------------------         -----------------------
     Thomas M. Marra, President, Chief Executive         Christopher M. Grinnell
     Officer and Chairman of the Board*                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
     (Depositor)

By: Thomas M. Marra
    ----------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President and
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
John C. Walters, Executive Vice President,    *By:  /s/ Christopher M. Grinnell
     Director*                                      ---------------------------
Lizabeth H. Zlatkus, Executive Vice President           Christopher M. Grinnell
     and Chief Financial Officer, Director*             Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*          Date: October 12, 2005



333-101923

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.